Furniture, Fixtures and Equipment - Schedule of Furniture, Fixtures and Equipment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [Line Items]
Furniture, fixtures and equipment	$ 323	$ 121
Additions	105	272
Depreciation charge	(109)	(70)
Furniture, fixtures and equipment	319	323
Total cost [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Furniture, fixtures and equipment	495
Furniture, fixtures and equipment	600	495
Accumulated depreciation and amortization [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Furniture, fixtures and equipment	(172)
Furniture, fixtures and equipment	$ (281)	$ (172)